Note 22 - Finance Costs - Schedule of Finance Costs (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017
Statement Line Items [Line Items]
Finance costs	$ 549,213	$ 347,418
Gold bullion loans [member]
Statement Line Items [Line Items]
Finance costs	337,012	293,278
Convertible loans [member]
Statement Line Items [Line Items]
Finance costs	$ 212,201	$ 54,140